Note 37 - Subsidiaries with significant non-controlling interests (Detail) - DWS Group GmbH and Co. KGaA [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Subsidiaries with significant non-controlling interests, DWS Group GmbH & Co. KGaA [Line Items]
Proportion of ownership interests and voting rights held by non-controlling interests	20.51%	20.51%
Place of business	Global	Global
Net income (loss) attributable to noncontrolling interests	€ 133	€ 117
Accumulated non-controlling interests of the subsidiary	1,546	1,620
Dividends paid to noncontrolling interests	250	84
Summarised financial information [Abstract]
Total assets	11,871	11,683
Total liabilities	4,379	3,852
Total net revenues	2,765	2,614
Net income (loss)	652	567
Total comprehensive income (loss), net of tax	€ 904	€ 424